Equity Compensation Plans (2004 Share Incentive Plan, Movements in Stock Options) (Details) (2004 Share Incentive Plan [Member], Stock Options [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
2004 Share Incentive Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Beginning Balance	34,669,372	43,746,700	44,584,700
Options Outstanding, Granted	0	0	0
Options Outstanding, Exercised	0	0	(150,000)
Options Outstanding, Cancelled or Expired			(688,000)
Options Outstanding, Forfeited	(18,949,372)	(9,077,328)
Options Outstanding, Ending Balance	15,720,000	34,669,372	43,746,700	44,584,700
Options Outstanding, Vested and expected to vest	15,720,000
Options Outstanding, Vested and exercisable	15,720,000
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 0.094	$ 0.079	$ 0.080
Weighted Average Exercise Price, Granted	$ 0	$ 0	$ 0
Weighted Average Exercise Price, Exercised	$ 0	$ 0	$ 0.025
Weighted Average Exercise Price, Cancelled or Expired			$ 0.096
Weighted Average Exercise Price, Forfeited	$ 0.076	$ 0.025
Weighted Average Exercise Price, Outstanding, Ending balance	$ 0.116	$ 0.094	$ 0.079	$ 0.080
Weighted Average Exercise Price, Vested and expected to vest	$ 0.116
Weighted Average Exercise Price, Vested and exercisable	$ 0.116
Weighted Average Remaining Contractual Life, Outstanding, Beginning balance	1 month 10 days	10 months 20 days	1 year 7 months 13 days	2 years 7 months 17 days
Weighted Average Remaining Contractual Life, Outstanding, Ending balance	1 month 10 days	10 months 20 days	1 year 7 months 13 days	2 years 7 months 17 days
Weighted Average Remaining Contractual Life, Vested and expected to vest	1 month 10 days
Weighted Average Remaining Contractual Life, Vested and exercisable	1 month 10 days
Aggregate Intrinsic Value, Outstanding, Beginning balance	$ 0	$ 0	$ 226,985
Aggregate Intrinsic Value, Outstanding, Ending balance	0	0	0	226,985
Aggregate Intrinsic Value, Vested and expected to vest	0
Aggregate Intrinsic Value, Vested and exercisable	$ 0